PROVISION FOR LEGAL PROCEEDINGS AND JUDICIAL DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2024
PROVISION FOR LEGAL PROCEEDINGS AND JUDICIAL DEPOSITS
Summary of Contingent Liabilities

The Corporation had contingent liabilities and judicial deposits pertaining to:

	Provision for lawsuits
	12/31/2024	12/31/2023
Tax	745,896	813,732
Civil, environmental and regulatory	818,422	512,979
Labor	480,315	387,692
	2,044,633	1,714,403

	Judicial deposit
	12/31/2024	12/31/2023
Tax(i)	801,723	652,236
Civil, environmental and regulatory	134,058	114,724
Labor	120,909	128,941
	1,056,690	895,901

(i)	In the year ended December 31, 2024, the Company, through its indirect subsidiary Comgás, made judicial deposits in the amount of R$110,170 in a lawsuit with a prognosis of possible loss to discuss the deductibility, from the IRPJ and CSLL calculation basis, of late payment interest on tax debts.

Summary Changes in Provision for Legal Procedings
Changes in provisions for lawsuits:
	Tax	Civil, environmental, and regulatory	Labor	Total
Balance as of January 1, 2023	747,647	662,052	391,487	1,801,186
Provisioned in the year	44,812	105,526	113,151	263,489
Write-offs by reversal / payment	(33,427)	(258,021)	(168,160)	(459,608)
Transfer	—	3,793	607	4,400
Interest (i)	54,700	(371)	50,607	104,936
Balance as of December 31,2023	813,732	512,979	387,692	1,714,403
Provisioned in the year	129,619	181,734	154,193	465,546
Write-offs by reversal / payment	(138,562)	(187,735)	(168,112)	(494,409)
Business combination	1,382	91,913	4,831	98,126
Interest (i)	(60,275)	219,531	101,711	260,967
Balance as of December 31, 2024	745,896	818,422	480,315	2,044,633

(i)	In Includes write-off of interest due to reversal.

Summary of Principal Tax Proceedings for Which Risk of Loss is Probable
	12/31/2024	12/31/2023
Compensation with FINSOCIAL (i)	337,351	326,220
INSS (ii)	101,399	100,149
ICMS credit (iii)	64,708	174,860
PIS and COFINS	34,412	33,244
IPI	64,969	63,358
IRPJ and CSLL	12,532	10,698
Other	130,525	105,203
	745,896	813,732

(i)	Compensation of FINSOCIAL with federal taxes, based on a September 2003 final and non-appealable court ruling in the case records where the constitutionality of FINSOCIAL was discussed. Compensation of taxes remains a topic of administrative discussion.
(ii)	Amount provisioned as INSS, the majority of which is comprised of amounts related to social security contributions levied on billing in accordance with article 22-A of Law 8.212/91, the constitutionality of which is being litigated. The amounts are deposited with the court. The leading case, RE 611.601 (item 281), is being decided by the Federal Supreme Court, recognizing the constitutionality of art. 22-A of Law No. 8.212/91.
(iii)	ICMS: Tax assessments issued by the tax authorities relating to various types of ICMS credits, including: (a) assessment, as sole debtor, for alleged non-compliance with ICMS withholding obligations in relation to a toll contract arising from an agricultural partnership between our sugarcane mills and Central Paulista Ltda. Açúcar e Álcool; (b) ICMS relating to interstate operations taxed as domestic operations and therefore subject to a higher rate, among others.

Summary of Principal Proceedings for Which Deem Risk of Loss as Possible
	12/31/2024	12/31/2023
Labor claims	690,535	805,222
	690,535	805,222